Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
March 31, 2017

Dates Covered
Collections Period	03/01/17 - 03/31/17
Interest Accrual Period	03/15/17 - 04/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/17	269,852,411.72	17,577
Yield Supplement Overcollateralization Amount 02/28/17	6,517,616.60	0
Receivables Balance 02/28/17	276,370,028.32	17,577
Principal Payments	13,202,645.37	549
Defaulted Receivables	748,030.13	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/17	6,060,612.70	0
Pool Balance at 03/31/17	256,358,740.12	16,987

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	34.84%

Prepayment ABS Speed	1.54%

Overcollateralization Target Amount	11,536,143.31
Actual Overcollateralization	11,536,143.31

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	42.07

Delinquent Receivables:
Past Due 31-60 days	4,641,958.42	265
Past Due 61-90 days	1,132,294.16	65
Past Due 91-120 days	139,758.29	9
Past Due 121+ days	0.00	0
Total	5,914,010.87	339

Total 31+ Delinquent as % Ending Pool Balance	2.31%

Recoveries	463,918.40

Aggregate Net Losses/(Gains) - March 2017	284,111.73

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.23%
Prior Net Losses Ratio	1.15%
Second Prior Net Losses Ratio	0.82%
Third Prior Net Losses Ratio	1.13%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.24%

Flow of Funds	$ Amount

Collections	14,561,540.21
Advances	(9,753.16)
Investment Earnings on Cash Accounts	6,121.37
Servicing Fee	(230,308.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,327,600.06

Distributions of Available Funds
(1) Class A Interest	300,077.36
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	1,350,313.07
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,536,143.31
(7) Distribution to Certificateholders	1,115,889.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,327,600.06

Servicing Fee	230,308.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 03/15/17	257,709,053.19
Principal Paid	12,886,456.38
Note Balance @ 04/17/17	244,822,596.81

Class A-1
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2a
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-2b
Note Balance @ 03/15/17	0.00
Principal Paid	0.00
Note Balance @ 04/17/17	0.00
Note Factor @ 04/17/17	0.0000000%

Class A-3
Note Balance @ 03/15/17	158,489,053.19
Principal Paid	12,886,456.38
Note Balance @ 04/17/17	145,602,596.81
Note Factor @ 04/17/17	71.3738220%

Class A-4
Note Balance @ 03/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	84,410,000.00
Note Factor @ 04/17/17	100.0000000%

Class B
Note Balance @ 03/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 04/17/17	14,810,000.00
Note Factor @ 04/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	325,254.36
Total Principal Paid	12,886,456.38
Total Paid	13,211,710.74

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.91222%
Coupon	1.19222%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	176,979.44
Principal Paid	12,886,456.38
Total Paid to A-3 Holders	13,063,435.82

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4605567
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2470850
Total Distribution Amount	18.7076417

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8675463
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.1689038
Total A-3 Distribution Amount	64.0364501

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	104.79
Noteholders' Principal Distributable Amount	895.21

Account Balances	$ Amount

Advances
Balance as of 02/28/17	59,777.40
Balance as of 03/31/17	50,024.24
Change	(9,753.16)

Reserve Account
Balance as of 03/15/17	1,806,189.65
Investment Earnings	772.56
Investment Earnings Paid	(772.56)
Deposit/(Withdrawal)	-
Balance as of 04/17/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65